Commitments and Contingencies - Summary of Future Minimum Lease Payments (Details)	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023	$ 145,836
2024	150,095
2025	114,966
Total lease payment	410,897
Less: imputed interest	(59,609)
Operating Lease, Liability, Total	$ 351,288
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Operating Lease, Liability, Total